Note 5 - Marketable Securities	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]
5.	MARKETABLE SECURITIES

On March 31, 2026, Rio Grande had 44,899,037 outstanding shares, of which 5,152,557 shares were held by the Company, represented a 11.48% interest ( March 31, 2025 – 19.95% interest).  Due to the reduction in share ownership and resulting significant influence, the shares were revalued and reclassified as marketable securities.

	Common shares	Total
Rio Grande Resources Ltd
As of March 31, 2024 and 2025	-	$-
Reclassification – June 17, 2025	5,152,557	1,854,921*
Change in fair value of marketable securities	-	(592,545)
As of March 31, 2026	5,152,557	$1,262,376*

* determined based on the quoted market price.

As at March 31, 2026, the Company presented its investments in Rio Grande as non-current assets as it is management’s intention to hold these securities for at least 12 months.